[THE RESERVE FUNDS LOGO]
             Founders of
        "America's First
             Money Fund"
810 Seventh Avenue, New York, NY 10019-5868

GENERAL INFORMATION AND 24-HOUR YIELD AND BALANCE INFORMATION
800-637-1700

This literature is not authorized for distribution to prospective investors unless preceded or accompanied by an appropriate current prospectus.

Distributor -- Resrv Partners, Inc.

RPES/SEMI 1/98

                                [THE RESERVE FUNDS LOGO]
                                             Founders of
                                        "America's First
                                             Money Fund"

                          ------------------------------------------------------

                                      SEMI-ANNUAL REPORT

                          ------------------------------------------------------

                               RESERVE PRIVATE EQUITY SERIES

                                   FOR THE SIX MONTHS ENDED
                                      NOVEMBER 30, 1997
                                         (UNAUDITED)

           THE RESERVE PRIVATE EQUITY SERIES - BLUE CHIP GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS-NOVEMBER 30, 1997-(UNAUDITED)

                                                           VALUE
COMMON STOCKS-92.5%                        SHARES         (NOTE 1)
-------------------                        ------         --------
APPAREL/RETAIL-3.5%
   Warnaco Group, Inc.                      7,400        $  217,375
                                                        -------------

AUTO/TRUCKS & PARTS-2.9%
   Federal Mogul Corp.                      4,500           185,062
                                                        -------------

BANKS-3.9%
   Banc One Corp.                           2,400           123,300
   BankBoston Corp.                         1,400           124,775
                                                        -------------
                                                            248,075
                                                        -------------

BEVERAGES-2.6%
   Pepsico, Inc.                            4,500           165,937
                                                        -------------

BIO-TECHNOLOGY-.7%
   Oxigene, Inc.*                           2,500            44,375
                                                        -------------

BUILDING MATERIALS-3.5%
   American Standard Companies              5,600           221,900
                                                        -------------

CHEMICALS-3.9%
   Chemfirst, Inc.                          9,200           246,675
                                                        -------------

COMMUNICATIONS-8.5%
   Chancellor Media Corp.*                  1,000            60,062
   Paging Network, Inc.*                   22,400           270,200
   Sinclair Broadcast Group, Cl. A*         5,500           205,563
                                                        -------------
                                                            535,825
                                                        -------------

COMPUTER NETWORKING-3.8%
   Ascend Communications, Inc. *            4,700           117,206
   Object Design, Inc.*                    12,900           120,937
                                                        -------------
                                                            238,143
                                                        -------------

COMPUTER SOFTWARE-5.2%
   CUC International, Inc.*                 6,450           185,438
   National Data Corp.                      3,900           137,962
                                                        -------------
                                                            323,400
                                                        -------------

COSMETICS-2.3%
   Playtex Products, Inc.*                 15,000           146,250
                                                        -------------

ELECTRONICS-8.9%
   General Electric Co.                     1,800           132,750
   Perceptron, Inc.*                       13,800           305,325
   Tegal Corp.*                            16,300           118,175
                                                        -------------
                                                            556,250
                                                        -------------

ENTERTAINMENT-3.2%
   Disney (Walt) Co.                        2,100           199,369
                                                        -------------

FINANCIAL SERVICE-4.2%
   Billing Information Concepts*            3,100           137,950
   The Pioneer Group, Inc.                  4,100           128,637
                                                        -------------
                                                            266,587
                                                        -------------

FOOD-2.8%
   International Multifoods                 6,500           174,687
                                                        -------------

HOTEL/MOTEL-2.4%
   HFS, Inc.*                               2,200        $  150,975
                                                        -------------

INSURANCE-2.9%
   Hartford Financial Services              2,200           184,250
                                                        -------------

MACHINERY-3.0%
   Thermo Electron Corp.*                   5,000           184,063
                                                        -------------

MANAGED CARE-2.1%
   Physicians' Specialty Corp.*            13,000           134,875
                                                        -------------

MEDICAL SUPPLIES-.6%
   Lasersight Corp.*                       10,000            34,064
                                                        -------------

PACKAGED SOFTWARE-3.0%
   Computer Associates Int'l.               3,600           187,425
                                                        -------------

PHARMACEUTICALS-6.3%
   Johnson & Johnson                        1.800           113,288
   Lilly (Eli) & Co.                        2.200           138,737
   Merck & Co.                              1,500           141,845
                                                        -------------
                                                            393,870
                                                        -------------

REAL ESTATE-5.5%
   Insignia Financial Group*               17,600           347,600
                                                        -------------


RETAIL-SPECIALTY-5.2%
   Blyth Industries, Inc.*                  8,000           205,500
   Gibson Greeting, Inc.*                   5,300           123,063
                                                        -------------
                                                            328,563
                                                        -------------

MISCELLANEOUS-1.6%
   Valley National Gases*                   9,000            99,824
                                                        -------------


TOTAL COMMON STOCKS
   (COST $5,247,617)                                      5,815,419
                                                        -------------

SHORT-TERM
  INVESTMENTS-7.2%
   Vista Treasury Plus Money
      Market Fund                         140,000           140,000
   Vista U.S. Government
      Money Market Fund                   310,000           310,000
                                                        -------------

TOTAL SHORT-TERM INVESTMENTS
  (COST $450,000)                                           450,000
                                                        -------------
TOTAL INVESTMENTS
  (COST $5,697,617)                      99.7%            6,265,419

OTHER ASSETS, LESS LIABILITIES             .3%               19,826
                                        ------          -------------

NET ASSETS                              100.0%           $6,285,245
                                        ======          =============


Value of investments are shown as a percentage of Net Assets.
*Non-income producing.
For Federal income tax purposes the tax basis of investments owned at November 30, 1997, was $5,697,617; the aggregate gross unrealized appreciation was $869,598 and the aggregate unrealized gross unrealized depreciation was $301,796.
                       SEE NOTES TO FINANCIAL STATEMENTS.

           THE RESERVE PRIVATE EQUITY SERIES - BLUE CHIP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1997
ASSETS:
  Investments in securities, at value
     (cost $5,697,617)                             $6,265,419
  Cash                                                  4,048
  Receivable for securities sold                       78,057
  Dividend and interest receivable                      5,638
                                                   ----------
     Total Assets                                   6,353,162
                                                   ----------

LIABILITIES:
  Payable for securities purchased                     59,563
  Payable for Fund shares redeemed                         54
  Other payables and accrued expenses                   8,300
                                                   ----------
     Total Liabilities                                 67,917
                                                   ----------

NET ASSETS (NOTES 1 & 4):
  Net assets consisting of 367,169
   shares outstanding ($.001 par value)            $6,285,245
                                                   ==========

Net asset value per share (offering and
  redemption price per share)                          $17.12
                                                   ==========

COMPOSITION OF NET ASSETS:
   Capital Stock                                          367
   Paid in surplus                                  4,363,856
   Accumulated net realized gain on investments     1,380,716
   Accumulated net investment loss                    (27,496)
   Net unrealized appreciation on investments         567,802
                                                   ----------

NET ASSETS                                         $6,285,245
                                                   ==========

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
INVESTMENT INCOME:
  Dividends                                        $   15,448
  Interest                                              9,660
                                                   ----------
     Total Investment Income                           25,108
                                                   ----------

EXPENSES:
  Comprehensive fee (Note 3)                           44,981
  Distribution fee (Note 3)                             7,623
                                                   ----------
     Total Expenses                                    52,604
                                                   ----------
Net Investment Loss                                   (27,496)
                                                   ----------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (NOTE 2):
  Net realized gain on investments                    546,776
  Net change in unrealized
     appreciation on investments                       65,768
                                                   ----------
  Net realized and unrealized gain
     on investments                                   612,544
                                                   ----------

  Net Increase in Net Assets
   Resulting from Operations                       $  585,048
                                                   ==========

                       STATEMENT OF CHANGES IN NET ASSETS
           FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)
                       AND THE YEAR ENDED MAY 31, 1997

                                                                                   November 30,             May 31,
                                                                                       1997                  1997
                                                                                       ----                  ----
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss                                                             $  (27,496)          $  (60,000)
    Net realized gain from investment transactions                                     546,776              976,672
    Net change in unrealized appreciation (depreciation) on investments                 65,768             (642,561)
                                                                                    ----------           ----------
    Net increase in net assets resulting from operations                               585,048              274,111
                                                                                    ----------           ----------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net realized gain on investments                                                         0              (68,349)
                                                                                    ----------           -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares                                                   517,229             1,176,349
    Reinvestment of distributions                                                            0                68,323
    Cost of shares redeemed                                                           (290,892)           (1,148,732)
                                                                                    ----------            ----------
    Net increase in net assets resulting from capital
         share transactions                                                            226,337                95,940
                                                                                    ----------            ----------

    Net increase in net assets                                                         811,385               301,702

NET ASSETS:
    Beginning of period                                                              5,473,860             5,172,158
                                                                                    ----------            ----------
    End of period                                                                   $6,285,245            $5,473,860
                                                                                    ==========            ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

    THE RESERVE PRIVATE EQUITY SERIES - RESERVE CONVERTIBLE SECURITIES FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS-NOVEMBER 30, 1997-(UNAUDITED)

                                                                                         FACE          VALUE
CONVERTIBLE BONDS-50.8%                                                MATURITY         AMOUNT        (NOTE 1)
-----------------------                                                --------         ------        --------
AIR TRANSPORT-1.8%
   World Airways,  8.00%                                               08/26/04         $400,000       $401,000
                                                                                                  ---------------

AUTO TRUCKS & PARTS-.9%
   Tower Automotive, Inc., 5.00%                                       08/01/04          200,000        200,150
                                                                                                  ---------------

BANKS-2.4%
   MBL International Financial,  3.00%                                 11/30/02          500,000        529,375
                                                                                                  ---------------

BASIC INDUSTRIAL COMMODITY-2.6%
   First South Africa Corp., Ltd., 9.00%                               06/15/04          450,000        562,500
                                                                                                  ---------------

BUILDING - MISCELLANEOUS-1.7%
   Halter Marine, 4.50%                                                09/15/04          350,000        381,500
                                                                                                  ---------------

COMMERCIAL SERVICES-4.2%
   Corestaff, Inc., 2.94%                                              08/15/04          600,000        504,000
   Personnel Group, Inc., 144A, 5.75%                                  07/01/07          350,000        418,250
                                                                                                  ---------------
                                                                                                        922,250
                                                                                                  ---------------

FINANCE & FINANCIAL SERVICES-2.2%
   Kerry Properties, 2.00%                                             06/15/07          250,000        236.250
   New World Infrastructure, 144A, 5.00%                               07/15/01          250,000        240,000
                                                                                                  ---------------
                                                                                                        476,250
                                                                                                  ---------------

GOLD MINING-2.0%
   Coeur D'Alene Mines Corp., 7.25%                                    10/31/05          550,000        440,687
                                                                                                  ---------------

LEISURE & ENTERTAINMENT-4.1%
   Family Golf Centers, Inc., 5.75%                                    10/15/04          400,000        401,000
   Unapix Entertainment, Inc. (Private Placement) 10.0%                06/30/04          500,000        500,000
                                                                                                  ---------------
                                                                                                        901,000
                                                                                                  ---------------

HOTEL/MOTEL-5.1%
   Hilton Hotels Corp., 5.00%                                          05/15/06          400,000        452,000
   HSH Overseas Finance, 144A, 5.00%                                   01/06/01          250,000        218,750
   Signature Resorts, Inc., 5.75%                                      01/15/07          425,000        453,157
                                                                                                  ---------------
                                                                                                      1,123,907
                                                                                                  ---------------

MANAGED CARE-9.5%
   American Retirement Corp., 5.75%                                    10/01/02          400,000        410,000
   Assisted Living Concepts, Inc., 6.00%                               11/01/02          332,000        341,960
   Carematrix, Inc. 6.25%                                              08/15/04          400,000        425,000
   PhyCor, Inc.,  4.50%                                                02/15/03          500,000        461,250
   Physicians' Resource Corp., 6.00%                                   12/01/01          600,000        459,000
                                                                                                  ---------------
                                                                                                      2,097,210
                                                                                                  ---------------

OFFSHORE DRILLING-2.0%
   Diamond Offshore Drilling, Inc., 3.75%                              02/15/07          325,000        445,965
                                                                                                  ---------------

OIL DOMESTIC-2.1%
   Lomak Petroleum, Inc.,  144A, 6.00%                                 02/01/07          400,000        460,000
                                                                                                  ---------------

POLLUTION CONTROL-1.9%
   WMX Technologies, 2.00%                                             01/24/05          500,000        412,500
                                                                                                  ---------------

RETAIL & APPAREL-2.0%
   Saks Holdings, Inc., 5.50%                                          09/15/06          500,000        442,031
                                                                                                  ---------------

    THE RESERVE PRIVATE EQUITY SERIES - RESERVE CONVERTIBLE SECURITIES FUND SCHEDULE OF PORTFOLIO INVESTMENTS-NOVEMBER 30, 1997-(UNAUDITED)-(CONTINUED)

                                                                                       FACE           VALUE
CONVERTIBLE BONDS (CONTINUED)                                        MATURITY         AMOUNT         (NOTE 1)
-----------------------------                                        --------         ------         --------
SEMICONDUCTOR & RELATED-2.0%
   Xilinx, Inc., 5.25%                                               11/01/02        $ 450,000      $ 437,625
                                                                                                  -------------

TRANSPORT-AIR FREIGHT-1.5%
   Consolidated Logistics, 144A, 8.00%                               08/21/00          400,000        320,000
                                                                                                  -------------

WATER TREATMENT SYSTEMS-2.8%
   United States Filter Corp., 4.50%                                 12/15/01          600,000        626,250
                                                                                                  -------------

TOTAL CONVERTIBLE BONDS (COST $11,090,726)                                                         11,180,200
                                                                                                  -------------

CONVERTIBLE PREFERRED STOCKS-38.8%                                                      SHARES
----------------------------------                                                      ------
COMPUTER NETWORKING-1.9%
   Vanstar Financial Trust 6.75%, Series 144A                                           11,000        420,750
                                                                                                  -------------

CONTAINERS-METAL/GLASS-2.1%
   Crown Cork & Seal Company, Inc., 4.50%, 2/26/00                                      10,500        476,437
                                                                                                  -------------

FINANCIAL SERVICES-2.3%
   SunAmerica, Inc., $3.1875, 10/31/99                                                   4,000        500,000
                                                                                                  -------------

FOOD-MISCELLANEOUS-1.8%
   Ralston Purina Group, 7.00%                                                           5,900        390,875
                                                                                                  -------------

GLASS PRODUCTS-2.6%
   Corning Delaware L.P., 6.00%                                                          8,500        575,875
                                                                                                  -------------

GOLD MINING-1.7%
   Freeport McMoran Corp., 7.00%, Series A                                              18,000        376,875
                                                                                                  -------------

HOTEL/MOTEL-2.0%
   Host Marriott Corp., 144A, 6.75%, 12/02/26                                            7,000        442,750
                                                                                                  -------------

INSURANCE-1.8%
   Aetna, Inc., 6.25%                                                                    5,500        407,688
                                                                                                  -------------

MANAGED CARE-2.0%
   Kapson Senior Quarters, 144A, 8.00%                                                  15,000        435,000
                                                                                                  -------------

NATURAL GAS-1.9%
   MCN Corp., 8.75%, 4/30/99                                                            12,500        418,750
                                                                                                  -------------

OFFICE BUSINESS EQUIPMENT-2.0%
   Ikon Office Solutions, Inc. $5.04, Series BB                                          6,000        433,500
                                                                                                  -------------

OIL/GAS EQUIPMENT SERVICES-2.1%
   Hvide Marine Cap. Trust, 6.50%, Series 144A                                           7,500        458,437
                                                                                                  -------------

OIL DOMESTIC-1.7%
   Nuevo Energy Co., 5.75%, Series A 12/15/26                                            7,500        375,000
                                                                                                  -------------

    THE RESERVE PRIVATE EQUITY SERIES - RESERVE CONVERTIBLE SECURITIES FUND SCHEDULE OF PORTFOLIO INVESTMENTS-NOVEMBER 30, 1997-(UNAUDITED)-(CONTINUED)

                                                                                                       VALUE
CONVERTIBLE PREFERRED STOCKS (CONTINUED)                                              SHARES          (NOTE 1)
----------------------------------------                                              ------          --------
PUBLISHING-NEWSPAPERS-2.2%
   Hollinger International, Inc., 9.75%, 8/1/00                                        40,000          $   485,000
                                                                                                     ---------------

REAL ESTATE-.9%
   Redwood Trust, Inc., 9.74%, Class B                                                  6,000              190,500
                                                                                                     ---------------

RESTAURANTS-4.0%
   Apple South, Inc., $3.50, 3/1/27, Series 144A                                        6,000              416,688
   US Restaurant, 7.72%, Series A                                                      17,500              456,094
                                                                                                     ---------------
                                                                                                           872,782
                                                                                                     ---------------

TELECOMMUNICATIONS-5.8%
   Merrill Lynch & Co., 6.00%, 6/1/99, Series COX                                      16,000              471,008
   Mobile Telecommunications Tech. Corp., $2.25, Series 144A                           20,000              566,260
   Philippine Long Distance Tel., 3.50%, Series III                                     5,000              243,125
                                                                                                     ---------------
                                                                                                         1,280,393
                                                                                                     ---------------

TOTAL CONVERTIBLE PREFERRED STOCKS (COST $7,822,075)                                                     8,540,612
                                                                                                     ---------------

COMMON STOCKS-7.9%
------------------

ENTERTAINMENT-1.0%
   Malibu Entertainment Worldwide, Inc. *                                              62,900              228,013
                                                                                                     ---------------

MANAGED CARE-.2%
   Assisted Living Concept, Inc.*                                                       2,500               42,812
                                                                                                     ---------------

MISCELLANEOUS MANUFACTURING-.2%
   Disc Graphics, Inc., Wts. Cl. "A", 11/1/99*                                         65,000               40,625
                                                                                                     ---------------

NON-HAZARDOUS WASTE DISPOSAL-.2%
   Allied Waste Industries, Inc. *                                                      2,266               49,569
                                                                                                     ---------------

OIL WELL SERVICES-3.3%
   SEACOR SMIT, Inc. *                                                                 13,000              723,937
                                                                                                     ---------------

REAL ESTATE-.7%
   Redwood Trust, Inc.*                                                                 6,000              151,875
                                                                                                     ---------------

TOYS-2.3%
   Hasbro, Inc.                                                                        17,500              508,594
                                                                                                     ---------------

TOTAL COMMON STOCKS (COST $1,561,138)                                                                    1,745,425
                                                                                                     ---------------

SHORT-TERM INVESTMENTS-2.9%
---------------------------
   Vista U. S. Government Money
      Market Fund (Cost $630,000)                                                     630,000              630,000
                                                                                                     ---------------

TOTAL INVESTMENTS (COST $21,103,938)                                    100.4%                          22,096,237

LIABILITIES LESS, OTHER ASSETS                                            (.4%)                            (93,175)
                                                                        ------                     ---------------

NET ASSETS                                                              100.0%                         $22,003,062
                                                                        ======                       ===============

--------------------
Value of investments are shown as a percentage of net assets.
*Non-Income producing security.
For Federal income tax purposes the tax basis of investments owned at November 30, 1997, was $21,103,938; the aggregate gross unrealized appreciation was $1,513,653 and the aggregate unrealized gross unrealized depreciation was $521,354.

                       SEE NOTES TO FINANCIAL STATEMENTS.

        THE RESERVE PRIVATE EQUITY SERIES - CONVERTIBLE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1997
ASSETS:
  Investments in securities, at value
     (cost $21,103,938)                           $22,096,237
  Receivable for securities sold                      809,340
  Dividend and interest receivable                    194,844
                                                  -----------
     Total Assets                                  23,100,421
                                                  -----------

LIABILITIES:
  Cash overdraft                                      334,268
  Payable for securities purchased                    750,022
  Payable for Fund shares redeemed                         38
  Other payables and accrued expenses                  13,031
                                                  -----------
     Total Liabilities                              1,097,359
                                                  -----------

NET ASSETS (NOTES 1 & 4):
  Net assets consisting of 1,894,804
   shares outstanding ($.001 par value)           $22,003,062
                                                  ===========

Net asset value per share (offering and
  redemption price per share)                          $11.61
                                                  ===========

COMPOSITION OF NET ASSETS:
   Capital stock                                        1,895
   Paid in surplus                                 19,251,814
   Accumulated net realized gain on investments     1,553,792
   Undistributed net investment income                203,262
   Net unrealized appreciation on investments         992,299
                                                  -----------
NET ASSETS                                        $22,003,062
                                                  ===========

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
INVESTMENT INCOME:
  Dividends                                       $   258,553
  Interest                                            377,646
                                                  -----------
     Total Investment Income                          636,199

EXPENSES:
  Comprehensive fee (Note 3)                          165,223
  Distribution fee (Note 3)                            27,537
                                                  -----------
    Total Expenses                                    192,760
  Less expenses waived (Note 3)                      (110,611)
                                                  -----------
    Net Expenses                                       82,149
                                                  -----------

Net Investment Income                                 554,050
                                                  -----------



REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (NOTE 2):
  Net realized gain on investments                  1,335,513
  Net change in unrealized
     appreciation on investments                     (378,528)
                                                  -----------
  Net realized and unrealized gain
     on investments                                   956,985
                                                  -----------

  Net Increase in Net Assets
   Resulting from Operations                       $1,511,035
                                                  ===========

                       STATEMENT OF CHANGES IN NET ASSETS
           FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997  (UNAUDITED)
                      AND THE YEAR ENDED MAY 31, 1997 *

                                                                                  November 30,                  May 31,
                                                                                      1997                       1997
                                                                                      ----                       ----
 INCREASE (DECREASE) IN NET ASSETS FROM:
   INVESTMENT OPERATIONS:
     Net investment income                                                         $   554,050                $   560,728
     Net realized gain from investment transactions                                  1,335,513                    225,074
     Net change in unrealized appreciation (depreciation) on investments              (378,528)                 1,370,827
                                                                                   -----------                -----------
     Net increase in net assets resulting from operations                            1,511,035                  2,156,629
                                                                                   -----------                -----------

 DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income                                                            (521,469)                  (390,051)
     Net realized gain on investments                                                        0                     (6,791)
                                                                                   -----------                -----------
     Total Distributions to Shareholders                                              (521,469)                  (396,842)
                                                                                   -----------                -----------

 FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
     Net proceeds from sale of shares                                                  317,695                 20,601,861
     Reinvestment of distributions                                                     300,414                    201,224
     Cost of shares redeemed                                                          (175,873)                (1,991,612)
                                                                                   -----------                -----------
     Net increase in net assets resulting from capital share transactions              442,236                 18,811,473
                                                                                   -----------                -----------

     Net increase in net assets                                                      1,431,802                 20,571,260

 NET ASSETS:
     Beginning of period                                                            20,571,260                          0
                                                                                   -----------                -----------
     End of period (including undistributed net investment income
        of $203,262 and $170,681, respectively)                                    $22,003,062                $20,571,260
                                                                                   ===========                ===========

* From September 3, 1996 (Commencement of Operations) to May 31, 1997.
                       SEE NOTES TO FINANCIAL STATEMENTS.

       THE RESERVE PRIVATE EQUITY SERIES - INFORMED INVESTORS GROWTH FUND
        SCHEDULE OF PORTFOLIO INVESTMENTS-NOVEMBER 30, 1997-(UNAUDITED)

                                                    VALUE
COMMON STOCKS-53.1%                      SHARES    (NOTE 1)
-------------------                      ------    --------
AEROSPACE-1.2%
   Thiokol Corp.                            900   $   74,363
                                                 -------------

BANKS-3.9%
   State Street Boston Corp.              3,900      232,050
                                                 -------------

ELECTRONICS-.8%
   Zoran Corp.*                           2,700       46,237
                                                 -------------

FINANCIAL/BUSINESS SERVICES-21.2%
   Ahmanson (H. F.) & Co.                 4,600      273,700
   Bear Stearns Companies, Inc.           5,800      240,700
   Franklin Resources, Inc.               3,200      287,600
   Lehman Brothers Holdings, Inc.         4,000      202,250
   Merrill Lynch & Company                3,900      273,732
                                                 -------------
                                                   1,277,982
                                                 -------------

HOUSEHOLD FURNISHINGS &
  APPLIANCES-5.3%
   Ethan Allen Interiors, Inc.            8,300      319,550
                                                 -------------

MULTI-LINE INSURANCE-.3%
   Travelers Group, Inc.                    300       15,150
                                                 -------------

OFFSHORE DRILLING-2.4%
   Ensco International, Inc.              4,100      146,575
                                                 -------------

OIL WELL SERVICES-1.7%
   Falcon Drilling Co., Inc.              3,200      103,200
                                                 -------------

OIL & GAS EQUIPMENT-9.3%
   BJ Services Co.                        3,900      280,068
   Schlumberger, Ltd.                     1,800      148,162
   Tidewater, Inc.                        2,400      134,550
                                                 -------------
                                                     562,780
                                                 -------------

RETAIL & APPAREL-2.3%
   TJX Companies, Inc.                    4,100      141,450
                                                 -------------

TRANSPORT-AIR FREIGHT-4.7%
   Airbourne Freight Corp.                4,400      280,225
                                                 -------------

TOTAL COMMON STOCKS
   (COST $2,835,597)                               3,199,562
                                                 -------------

SHORT-TERM
  INVESTMENTS-10.0%
-------------------
   Vista Treasury Plus Money            300,000      300,000
      Market Fund
   Vista U.S. Government Money
      Market Fund                       300,000      300,000
                                                 -------------

TOTAL SHORT-TERM INVESTMENTS
  (COST $600,000)                                    600,000
                                                 -------------

TOTAL INVESTMENTS
  (COST $3,435,597)                     63.1%      3,799,562

OTHER ASSETS, LESS LIABILITIES          36.9%      2,226,008
                                       ======    =============
NET ASSETS                             100.0%     $6,025,570
                                       ======    =============





Value of investments are shown as a percentage of net assets.
*Non-income producing security.
For Federal income tax purposes the tax basis of investments owned at November 30, 1997, was $3,435,597; the aggregate gross unrealized appreciation was $411,160 and the aggregate unrealized gross unrealized depreciation was $47,195.

                       SEE NOTES TO FINANCIAL STATEMENTS.

      THE RESERVE PRIVATE EQUITY SERIES - INFORMED INVESTORS GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1997
ASSETS:
  Investments in securities, at value
     (cost $3,435,597)                                $3,799,562
  Cash                                                 1,517,494
  Receivable for securities sold                         942,763
  Dividend and interest receivable                         4,728
                                                      ----------
     Total Assets                                      6,264,547
                                                      ----------

LIABILITIES:
  Payable for securities purchased                       224,324
  Payable for Fund shares redeemed                         6,095
  Other payables and accrued expenses                      8,558
                                                      ----------
     Total Liabilities                                   238,977
                                                      ----------


NET ASSETS (NOTES 1 & 4):
  Net assets consisting of 463,313
   shares outstanding ($.001 par value)               $6,025,570
                                                      ==========

Net asset value per share (offering and
  redemption price per share)                         $    13.01
                                                      ==========

COMPOSITION OF NET ASSETS:
   Capital Stock                                             463
   Paid in surplus                                     4,424,546
   Accumulated net realized gain on investments        1,271,781
   Accumulated net investment loss                       (35,185)
   Net unrealized appreciation on investments            363,965
                                                      ----------
NET ASSETS                                            $6,025,570
                                                      ==========

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
INVESTMENT INCOME:
  Dividends                                           $   13,000
  Interest                                                 5,838
                                                      ----------
     Total Investment Income                              18,838
                                                      ----------

EXPENSES:
  Comprehensive fee (Note 3)                              46,275
  Distribution fee (Note 3)                                7,748
                                                      ----------
     Total Expenses                                       54,023
                                                      ----------
Net Investment Loss                                      (35,185)
                                                      ----------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (NOTE 2):
  Net realized gain on investments                       858,016
  Net change in unrealized
     depreciation on investments                        (101,034)
                                                      ----------
  Net realized and unrealized gain
     on investments                                      756,982
                                                      ----------

  Net Increase in Net Assets
   Resulting from Operations                           $ 721,797
                                                      ==========

                       STATEMENT OF CHANGES IN NET ASSETS
            FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)
                       AND THE YEAR ENDED MAY 31, 1997

                                                                                 November 30,             May 31,
                                                                                     1997                  1997
                                                                                     ----                  ----
 INCREASE (DECREASE) IN NET ASSETS FROM:
   INVESTMENT OPERATIONS:
     Net investment loss                                                         $  (35,185)            $   (31,610)
     Net realized gain from investment transactions                                 858,016               1,253,328
     Net change in unrealized depreciation on investments                          (101,034)             (1,975,139)
                                                                                 ----------             -----------
     Net increase (decrease) in net assets resulting from operations                721,797                (753,421)
                                                                                 ----------             -----------


 DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net realized gain on investments                                                     0                (525,939)
                                                                                 ----------             -----------

 FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
     Net proceeds from sale of shares                                               232,667               1,400,871
     Reinvestment of distributions                                                        0                 395,531
     Cost of shares redeemed                                                       (418,827)             (1,435,172)
                                                                                 ----------             -----------
     Net (decrease) increase in net assets resulting from capital
        share transactions                                                         (186,160)                361,230
                                                                                 ----------             -----------

     Net increase (decrease) in net assets                                          535,637                (918,130)

 NET ASSETS:
     Beginning of period                                                          5,489,933               6,408,063
                                                                                 ----------             -----------
     End of period                                                               $6,025,570              $5,489,933
                                                                                 ==========             ===========


                       SEE NOTES TO FINANCIAL STATEMENTS.

         THE RESERVE PRIVATE EQUITY SERIES - INTERNATIONAL EQUITY FUND SCHEDULE OF PORTFOLIO INVESTMENTS-NOVEMBER 30, 1997-(UNAUDITED)

                                                          VALUE
COMMON STOCKS-100.0%                         SHARES      (NOTE 1)
--------------------                         ------      --------
AUSTRALIA-2.7%
   Brambles Industries, Ltd.                 10,900     $ 207,832
   Coca Cola Amatil                          10,874        80,714
                                                       ------------
                                                          288,546
                                                       ------------

DENMARK-.7%
   Carli Gray International                   1,400        79,143
                                                       ------------

FINLAND-3.4%
   Nokia Oyj                                  2,300       184,475
   TT Tieto Oy                                1,700       179,997
                                                       ------------
                                                          364,472
                                                       ------------

FRANCE-6.6%
   AXA-UAP                                    4,300       311,742
   Carefour                                     360       192,455
   Pinault-Printemps-Redoute                    225       114,994
   Sodexho Alliance                             150        79,885
   Sodexho Alliance, Rights                     150         1,834
                                                       ------------
                                                          700,910
                                                       ------------

GERMANY-7.2%
   Adidas AG                                  1,300       182,948
   Porsche AG Pfd.                              150       232,755
   Systeme, Amwendungen, Produkte  AG         1,200       348,624
                                                       ------------
                                                          764,327
                                                       ------------

HONG KONG-10.0%
   Hang Seng Bank Ltd.                       18,000       158,350
   Henderson Land Development Co., Ltd.      24,000       118,609
   Hong Kong & China Gas Co.                182,496       328,175
   HSBC Holdings Ord                          8,515       205,447
   New World Infrastructure Ltd.             19,000        37,485
   Sung Hung Kai Properties Ltd.             20,000       152,657
   Wing Hang Bank Ltd.                       21,600        56,307
                                                       ------------
                                                        1,057,030
                                                       ------------

ITALY-2.1%
   Bulgari SpA                               28,800       145,990
   Telecom Italia Mobile SpA                 18,200        73,357
                                                       ------------
                                                          219,347
                                                       ------------

JAPAN-3.1%
   Orix Corp.                                 1,400        93,848
   Shohkoh Fund & Co., Ltd.                     500       136,884
   Terumo Corporation                         6,000        93,864
                                                       ------------
                                                          324,596
                                                       ------------

MALAYSIA-.7%
   Berjaya Sports Toto Berhad                26,000       $56,666
   Gamuda Berhad                             17,333        20,642
                                                       ------------
                                                           77,308
                                                       ------------

MEXICO-3.7%
   Corp. Interramericana DE                   9,800        67,043
   Grupo Elektra, SA                        170,000       263,369
   Industrias Bachoco, SA                     3,300        57,956
                                                       ------------
                                                          388,368
                                                       ------------

NETHERLAND-6.6%
   Aegon NV                                   2,400       204,535
   Koninklihke Ahold NV                       6,802       181,268
   Koninklihke Ahrend Groep NV                3,000        92,765
   Nutricia Verenidge Bedrijven NV            3,030        85,922
   Wolters Kluwer NV                          1,012       133,875
                                                       ------------
                                                          698,365
                                                       ------------

NORWAY-5.9%
   Merkantidata                               8,500       292,598
   Tandberg ASA                              11,600       207,707
   Tomra Systems                              5,000       128,365
                                                       ------------
                                                          628,670
                                                       ------------

PHILIPPINES-.1%
   Belle Corporation                        200,000         9,669
                                                       ------------

SINGAPORE-4.8%
   City Development Ltd.                      9,000        44,325
   Development Bk. of Singapore Ltd.         15,000       141,154
   Oversea-Chinese Banking
     Corporation Ltd.                        18,000       107,841
   Parkway Holdings Ltd.                     43,000       101,969
   United Overseas Bank Ltd.                 10,000        59,598
   Wing Tai Holdings Ltd.                    45,000        57,873
                                                       ------------
                                                          512,760
                                                       ------------

SPAIN-6.2%
   Banco Intercontinental Espanol, SA         2,700       153,185
   Banco Santander, SA                        6,500       196,362
   Electricas Reunidas de
     Zaragoza, SA                             2,800       105,593
   Sol Melia, SA                              5,600       208,560
                                                       ------------
                                                          663,700
                                                       ------------

SWEDEN-2.6%
   Ericsson Telefonaktiebolaget               6,800       276,194
                                                       ------------

         THE RESERVE PRIVATE EQUITY SERIES - INTERNATIONAL EQUITY FUND SCHEDULE OF PORTFOLIO INVESTMENTS-NOVEMBER 30, 1997-(UNAUDITED) (CONTINUED)

                                                              VALUE
COMMON STOCKS (CONTINUED)                      SHARES        (NOTE 1)
-------------------------                      ------        --------
SWITZERLAND-9.1%
   Nestle AG                                       70       $102,973
   Novartis AG Regular Shares                     190        303,477
   Roche Holding AG                                30        268,405
   Roche Holding Warrants 98 "Jubilee"              8            552
   Zurich Versicherung                            700        294,490
                                                         -------------
                                                             969,897
                                                         -------------

THAILAND-.1%
   Central Pattana Public Co., Ltd.            10,000         12,005
   Thai Farmers Bank Public Co., Ltd. (Wts.)      500            170
                                                         -------------
                                                              12,175
                                                         -------------

UNITED KINGDOM-13.6%
   HSBC Holdings plc                           12,878        332,073
   JD Wetherspoon plc                          23,090        119,684
   Lloyds TSB Group plc                        13,000        149,803
   Misys plc                                    6,968        197,059
   PizzaExpress plc                            15,400        218,675
   Serco Group plc                             13,800        191,525
   Smithkline Beecham plc                      12,000        118,930
   Standard Charter plc                        10,599        117,572
                                                         -------------
                                                           1,445,321
                                                         -------------

UNITED STATES-10.8%
   Banco De Galicia Y Buenos
     Aires SA, ADR                              3,800         89,300
   Industry Credit & Investment, ADR            7,000         82,250
   PT Telekomunikasi, ADR                       2,500         36,562
   Panamerican Beverages, ADR                  10,000        341,250
   Portugal Telecomm SA, ADR                    3,000        137,625
   Santa Isabel, ADR                            5,200         95,225
   State Bank of India, ADR                    15,000        198,750
   Telefonica de Argentina SA, ADR              5,000        165,621
                                                         -------------
                                                           1,146,583
                                                         -------------

TOTAL COMMON STOCKS
   (COST $9,920,022)                                      10,627,381
                                                         -------------

SHORT-TERM
  INVESTMENTS-4.3%
------------------
   Vista U.S. Government Money
     Market Fund (Cost $455,000)              455,000        455,000
                                                         -------------

TOTAL INVESTMENTS
  (COST $10,375,022)                           104.3%     11,082,381

LIABILITIES, LESS OTHER ASSETS                 (4.3%)       (461,928)
                                               ------    -------------

NET ASSETS                                     100.0%    $10,620,453
                                               ======    =============





INDUSTRY COMPOSITION
--------------------

INDUSTRY                                PERCENT
--------                                -------
Auto/Truck Manufacturers                  2.2%
Beverages                                  .8
Bio-Tech & Medical Devices                1.0
Cellular Telephone                         .7
Commercial Banks                         15.0
Computers & Peripheral                    2.8
Computers Software                        7.8
Construction & Engineering                 .6
Consumer Products                         1.4
Consumer Service                          3.8
Diversified Operations                    2.0
Drugs & Health Care                       8.4
Electric Utilities                        1.0
Entertainment & Leisure                   1.3
Financial Services                        7.1
Food Processing                           2.5
Insurance Companies                       2.0
Lodging & Restaurants                     5.2
Money Center Banks                        2.7
Public Utilities                          3.1
Publishing                                1.3
Real Estate Development                   3.1
Real Estate Investment                     .5
Retailing                                11.6
Service Companies                         1.0
Telecommunications                        9.3
Textiles & Footwear                       1.8
                                     ----------
                                        100.0
Short - Term Investments                  4.3
Liabilities, Less Other Assets           (4.3)
                                     ----------

PERCENT OF NET ASSETS                   100.0%
                                     ==========


Value of investments are shown as a percentage of net assets.
For Federal income tax purposes the tax basis of investments owned at November 30, 1997, was $10,375,022; the aggregate gross unrealized appreciation was $1,842,479 and the aggregate unrealized gross unrealized depreciation was $1,135,120.

                       SEE NOTES TO FINANCIAL STATEMENTS.

         THE RESERVE PRIVATE EQUITY SERIES - INTERNATIONAL EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1997
ASSETS:
  Investments in securities, at value
     (cost $10,375,022)                                $11,082,381
  Cash                                                     149,780
  Receivable for securities sold                           124,179
  Dividend and interest receivable                          11,377
                                                       -----------
     Total Assets                                       11,367,717
                                                       -----------

LIABILITIES:
  Payable for securities purchased                         730,946
  Payable for Fund shares redeemed                              35
  Other payables and accrued expenses                       16,283
                                                       -----------
     Total Liabilities                                     747,264
                                                       -----------

NET ASSETS (NOTES 1 & 4):
  Net assets consisting of 977,538
   shares outstanding ($.001 par value)                $10,620,453
                                                       ===========

Net asset value per share (offering
and redemption price per share)                             $10.86
                                                       ===========

COMPOSITION OF NET ASSETS:
   Capital Stock                                               978
   Paid in surplus                                      10,951,606
   Accumulated net realized loss on investments
    and foreign currency transactions                     (998,936)
   Accumulated net investment loss                         (40,554)
   Net unrealized gain on investments and
    foreign currency transactions                          707,359
                                                       -----------
NET ASSETS                                             $10,620,453
                                                       ===========


STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
INVESTMENT INCOME:
  Dividends *                                          $    58,067
  Interest                                                  19,385
                                                       -----------
     Total Investment Income                                77,452
                                                       -----------

EXPENSES:
  Comprehensive fee (Note 3)                               103,206
  Distribution fee (Note 3)                                 14,800
                                                       -----------
     Total Expenses                                        118,006
                                                       -----------
  Net Investment Loss                                      (40,554)
                                                       -----------

REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS (NOTE 2):
  Net realized loss on investments
   and foreign currency transactions                      (653,838)
  Net change in unrealized
     depreciation on investments and
     foreign currency transactions                      (1,011,593)
                                                       -----------
  Net realized and unrealized loss
     on investments                                     (1,665,431)
                                                       -----------
  Net Decrease in Net Assets
    Resulting from Operations                          $(1,705,985)
                                                       ===========

* Dividends are net of foreign tax withholdings of $9,895.

                      STATEMENT OF CHANGES IN NET ASSETS
            FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)
                       AND THE YEAR ENDED MAY 31, 1997

                                                                               November 30,               May 31,
                                                                                  1997                     1997
                                                                                  ----                     ----
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss                                                       $   (40,554)             $   (68,848)
    Net realized loss from investment transactions and
      foreign currency transactions                                              (653,839)                (273,130)
    Net change in unrealized appreciation (depreciation) on investments
      and foreign currency transactions                                        (1,011,593)               1,387,936
                                                                              -----------              -----------
    Net increase (decrease) in net assets resulting
       from operations                                                         (1,705,985)               1,045,958
                                                                              -----------              -----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares                                            1.122,613                8,057,063
    Cost of shares redeemed                                                      (925,429)                (558,291)
                                                                              -----------              -----------
    Net increase in net assets resulting from capital share transactions          197,184                7,498,772
                                                                              -----------              -----------

    Net increase (decrease) in net assets                                      (1,508,801)               8,544,730

NET ASSETS:
    Beginning of period                                                        12,129,254                3,584,524
                                                                              -----------              -----------
    End of period                                                             $10,620,453              $12,129,254
                                                                              ===========              ===========

                       SEE NOTES TO FINANCIAL STATEMENTS.

            THE RESERVE PRIVATE EQUITY SERIES - LARGE-CAP VALUE FUND SCHEDULE OF PORTFOLIO INVESTMENTS-NOVEMBER 30, 1997-(UNAUDITED)

                                                      VALUE
COMMON STOCKS-91.4%                      SHARES      (NOTE 1)
-------------------                      ------      --------
BANKS-2.9%
   Wells Fargo & Company                    400    $  122,900
                                                  -------------

BEVERAGES-7.8%
   Coca-Cola Company                      2,700       168,750
   Pepsico, Inc.                          4,500       165,937
                                                  -------------
                                                      334,687
                                                  -------------

COMPUTER SOFTWARE-3.3%
   Microsoft Corp.                        1,000       141,500
                                                  -------------

COMPUTERS-3.6%
   Hewlett-Packard Company                2,500       152,656
                                                  -------------

CONSUMER PRODUCTS-8.6%
   Clorox Company                         2,500       194,062
   Gillette Company                       1,900       175,393
                                                  -------------
                                                      369,455
                                                  -------------

DRUGS-11.0%
   Abbott Laboratories                    2,500       162,500
   Lilly (Eli) & Co.                      2,000       126,125
   Merck & Co.                            1,900       179,670
                                                  -------------
                                                      468,295
                                                  -------------

FINANCIAL/BUSINESS SERVICES-7.8%
   American Express Co.                   2,000       157,750
   Charles Schwab Corp.                   4,500       173,535
                                                  -------------
                                                      331,285
                                                  -------------

FOOD-15.8%
   Campbell Soup Company                  3,300       184,800
   Hershey Foods Corp.                    3,000       184,125
   Quaker Oats Company                    2,500       132,500
   Wrigley (Wm.) Jr. Company              2,200       174,075
                                                  -------------
                                                      675,500
                                                  -------------

MEDICAL PRODUCTS-12.1%
   Becton Dickinson & Co.                 3,500       180,468
   Johnson & Johnson                      3,000       188,812
   Pfizer, Inc.                           2,000       145,500
                                                  -------------
                                                      514,780
                                                  -------------

PHOTOGRAPHY-2.8%
   Eastman Kodak Company                  2,000       121,250
                                                  -------------

PUBLISHING-8.3%
   Gannett Company, Inc.                  3,100       179,993
   New York Times Company                 2,900       172,187
                                                  -------------
                                                      352,180
                                                  -------------

RESTAURANTS-.4%
   Tricon Global Restaurants, Inc.          450        15,215
                                                  -------------

RETAIL-3.4%
   Nike, Inc.                             3,000       146,062
                                                  -------------

SEMICONDUCTOR-3.6%
   Intel Corp.                            2,000       155,250
                                                  -------------

TOTAL COMMON STOCKS
  (COST $2,851,964)                                 3,901,015
                                                  -------------

SHORT-TERM
  INVESTMENTS-8.2%
------------------
   Vista Treasury Plus Money
       Market Fund                      200,000       200,000
   Vista U.S. Government Money
       Market Fund                      150,000       150,000
                                                  -------------

TOTAL SHORT-TERM
  INVESTMENT (COST $350,000)                          350,000
                                                  -------------

TOTAL INVESTMENTS
  (COST $3,201,964)                        99.6%    4,251,015

OTHER ASSETS, LESS LIABILITIES               .4%       15,436
                                          ------  -------------

NET ASSETS                                100.0%   $4,266,451
                                          ======  =============


Value of investments are shown as a percentage of net assets.
For Federal income tax purposes the tax basis of investments owned at November 30, 1997, was $3,201,964; the aggregate gross unrealized appreciation was $1,098,349 and the aggregate unrealized gross unrealized depreciation was $49,298.

                       SEE NOTES TO FINANCIAL STATEMENTS.

            THE RESERVE PRIVATE EQUITY SERIES - LARGE-CAP VALUE FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1997
ASSETS:
  Investments in securities, at value
     (cost $3,201,964)                                  $4,251,015
  Cash                                                      18,584
  Dividend and interest receivable                           5,809
                                                        ----------
     Total Assets                                        4,275,408
                                                        ----------


LIABILITIES:
  Payable for Fund shares redeemed                           3,474
  Other payables and accrued expenses                        5,483
                                                        ----------
     Total Liabilities                                       8,957
                                                        ----------


NET ASSETS (NOTES 1 & 4):
  Net assets consisting of 262,372
   shares outstanding ($.001 par value)                 $4,266,451
                                                        ==========

Net asset value per share (offering and
  redemption price per share)                               $16.26
                                                        ==========

COMPOSITION OF NET ASSETS:
   Capital Stock                                               262
   Paid in surplus                                       3,107,085
   Accumulated net realized gain on investments            115,245
   Accumulated net investment loss                          (5,192)
   Net unrealized appreciation on investments            1,049,051
                                                        ----------
NET ASSETS                                              $4,266,451
                                                        ==========

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
INVESTMENT INCOME:
  Dividends                                             $   21,260
  Interest                                                   5,786
                                                        ----------
     Total Investment Income                                27,046
                                                        ----------

EXPENSES:
  Comprehensive fee (Note 3)                                27,446
  Distribution fee (Note 3)                                  4,792
                                                        ----------
     Total Expenses                                         32,238
                                                        ----------
Net Investment Loss                                         (5,192)
                                                        ----------

REALIZED AND UNREALIZED GAIN
     ON INVESTMENTS (NOTE 2):
  Net realized gain on investments                          93,866
  Net change in unrealized
     appreciation on investments                           292,075
                                                        ----------
  Net realized and unrealized gain
     on investments                                        385,941
                                                        ----------

  Net Increase in Net Assets
   Resulting from Operations                            $  380,749
                                                        ==========



                       STATEMENT OF CHANGES IN NET ASSETS
            FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)
                       AND THE YEAR ENDED MAY 31, 1997

                                                                                  November 30,          May 31,
                                                                                     1997                1997
                                                                                     ----                ----
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss                                                         $   (5,192)          $   (7,402)
    Net realized gain from investment transactions                                  93,866               21,379
    Net change in unrealized appreciation on investments                           292,075              686,853
                                                                                ----------           ----------
    Net increase in net assets resulting from operations                           380,749              700,830
                                                                                ----------           ----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares                                               947,939            1,345,107
    Cost of shares redeemed                                                       (172,217)            (167,017)
                                                                                ----------           ----------
    Net increase in net assets resulting from capital share transactions           775,722            1,178,090
                                                                                ----------           ----------

    Net increase in net assets                                                   1,156,471            1,878,920

NET ASSETS:
    Beginning of period                                                          3,109,980            1,231,060
                                                                                ----------           ----------
    End of period                                                               $4,266,451           $3,109,980
                                                                                ==========           ==========


                       SEE NOTES TO FINANCIAL STATEMENTS.

            THE RESERVE PRIVATE EQUITY SERIES - MID-CAP GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS-NOVEMBER 30, 1997-(UNAUDITED)

                                                         VALUE
COMMON STOCKS-96.9%                        SHARES      (NOTE 1)
-------------------                        ------      --------
ADVERTISING-3.3%
   Ha Lo Industries, Inc.*                  6,000       $152,625
                                                    -------------

AIR FREIGHT-2.0%
   Circle International Group, Inc.         3,700         92,500
                                                    -------------

AUTO-TRUCK PARTS-7.1%
   Gentex Corp.*                            6,200        153,450
   PACCAR, Inc.                             3,300        181,500
                                                    -------------
                                                         334,950
                                                    -------------

BEVERAGES-3.6%
   Robert Mondavi Corp., Cl. A*             3,600        170,550
                                                    -------------

BUILDING PRODUCTS-1.9%
   Watsco, Inc.                             3,500         91,000
                                                    -------------

COMMUNICATIONS-6.2%
   Qualcomm, Inc.*                          2,300        155,825
   Scientific Atlanta                       6,700        134,000
                                                    -------------
                                                         289,825
                                                    -------------

COMPUTER & COMPUTER
  SOFTWARE-13.4%
   American Business Information, Inc.*     7,000         77,000
   Computer Management Sciences*            5,300         86,125
   Hyperion Software Corp.*                 3,500        150,828
   Harbinger Corp.*                         3,000         90,000
   Imnet Systems, Inc.*                     5,000         82,187
   Ingram Micro, Inc.*                      4,600        139,437
                                                    -------------
                                                         625,577
                                                    -------------

COMPUTER-PERIPHERAL
  EQUIPMENT-5.2%
   American Power Conversion Corp.*         5,500        167,062
   Microtouch Systems, Inc.*                3,800         78,850
                                                    -------------
                                                         245,912
                                                    -------------

ELECTRONICS-5.8%
   Coltec Industries, Inc.*                 4,600        107,237
   Pentair, Industries, Inc.                4,300        162,325
                                                    -------------
                                                         269,562
                                                    -------------

HOSPITAL SUPPLIES-3.0%
   ATL Ultrasound, Inc.                     3,300        141,900
                                                    -------------

HOUSEHOLD APPLIANCE-3.4%
   Bush Industries, Inc.                    6,000        158,250
                                                    -------------

INSTRUMENTS-SCIENTIFIC-4.0%
   Waters Corp.*                            4,400        188,375
                                                    -------------

INSURANCE-5.5%
   HCC Insurance Holdings, Inc.             3,600         67,500
   Protective Life Corp.                    3,400        190,825
                                                    -------------
                                                         258,325
                                                    -------------

LEISURE & ENTERTAINMENT-7.5%
   Action Performance Companies*            5,400        156,600
   IMAX Corp.*                              4,000         99,000
   The North Face, Inc.*                    4,300         93,525
                                                    -------------
                                                         349,125
                                                    -------------

OIL/GAS EQUIPMENT-2.4%
   Offshore Logistics, Inc.*                5,000        112,500
                                                    -------------

POLLUTION CONTROL-3.5%
   Newpark Resources, Inc.*                 8,280        165,082
                                                    -------------

RESTAURANTS-3.7%
   Cracker Barrel Old Country Stores        5,400        172,800
                                                    -------------

RETAIL-12.4%
   Autozone, Inc.*                          5,000        150,000
   Fingerhut Companies, Inc.                7,000        145,250
   Pier 1 Imports, Inc.                     6,350        142,083
   Stein Mart, Inc.*                        4,900        144,550
                                                    -------------
                                                         581,883
                                                    -------------

TRANSPORTATION-3.0%
   Swift Transportation Co.                 5,100        141,525
                                                    -------------

TOTAL COMMON STOCKS (COST $4,037,386)                  4,542,266
                                                    -------------

SHORT-TERM
  INVESTMENTS-4.7%
------------------
   Vista U. S. Government Money
     Market Fund (Cost $220.000)          220,000       220,000
                                                    -------------


TOTAL INVESTMENTS (COST $4,257,386)        101.6%     4,762,266

LIABILITIES, LESS OTHER ASSETS              (1.6%)      (76,594)
                                           ------   -------------

NET ASSETS                                 100.0%    $4,685,672
                                           ======   =============

Value of investments are shown as a percentage of net assets.
*Non-income producing security.
For Federal income tax purposes the tax basis of investments owned at November 30, 1997, was $4,257,386; the aggregate gross unrealized appreciation was $706,617 and the aggregate unrealized gross unrealized depreciation was $201,737.

                       SEE NOTES TO FINANCIAL STATEMENTS.

           THE RESERVE PRIVATE EQUITY SERIES - MID-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1997
ASSETS:
  Investments in securities, at value
   (cost $4,257,386)                                   $4,762,266
  Cash                                                     65,636
  Receivable for Fund shares sold                             950
  Dividend and interest receivable                          2,775
                                                       ----------
     Total Assets                                       4,831,627
                                                       ----------

LIABILITIES:
  Payable for securities purchased                         92,607
  Payable for Fund shares redeemed                         47,049
  Other payables and accrued expenses                       6,299
                                                       ----------
     Total Liabilities                                    145,955
                                                       ----------

NET ASSETS (NOTES 1 & 4):
  Net assets consisting of 335,069
   shares outstanding ($.001 par value)                $4,685,672
                                                       ==========

Net asset value per share (offering and
  redemption price per share)                              $13.98
                                                       ==========

COMPOSITION OF NET ASSETS:
   Capital Stock                                              335
   Paid in surplus                                      3,744,430
   Accumulated net realized gain on investments           466,455
   Accumulated net investment loss                        (30,428)
   Net  unrealized appreciation on investments            504,880
                                                       ----------
NET ASSETS                                             $4,685,672
                                                       ==========

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
INVESTMENT INCOME:
  Dividends                                            $    6,918
  Interest                                                  9,038
                                                       ----------
     Total Investment Income                               15,956
                                                       ----------

EXPENSES:
  Comprehensive fee (Note 3)                               35,144
  Distribution fee (Note 3)                                11,240
                                                       ----------
     Total Expenses                                        46,384
                                                       ----------
Net Investment Loss                                       (30,428)
                                                       ----------

REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS (NOTE 2):
 Net realized gain on investments                         405,234
 Net change in unrealized
   appreciation on investments                           (134,233)
                                                       ----------
 Net realized and unrealized gain
   on investments                                         271,001
                                                       ----------

 Net Increase in Net Assets
  Resulting from Operations                            $  240,573
                                                       ==========




                       STATEMENT OF CHANGES IN NET ASSETS
            FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)
                       AND THE YEAR ENDED MAY 31, 1997

                                                                                      November 30,           May 31,
                                                                                         1997                 1997
                                                                                         ----                 ----
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss                                                               $  (30,428)          $  (57,359)
    Net realized gain from investment transactions                                       405,234              144,746
    Net change in unrealized appreciation (depreciation) on investments                 (134,233)             185,442
                                                                                      ----------           ----------
    Net increase in net assets resulting from operations                                 240,573              272,829
                                                                                      ----------           ----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares                                                   1,024,405            3,118,364
    Cost of shares redeemed                                                             (581,441)          (1,928,613)
                                                                                      ----------           ----------
    Net increase in net assets resulting from capital share transactions                 442,964            1,189,751
                                                                                      ----------           ----------

    Net increase in net assets                                                           683,537            1,462,580

NET ASSETS:
    Beginning of period                                                                4,002,135            2,539,555
                                                                                      ----------           ----------
    End of period                                                                     $4,685,672           $4,002,135
                                                                                      ==========           ==========


                      SEE NOTES TO FINANCIAL STATEMENTS.

           THE RESERVE PRIVATE EQUITY SERIES - SMALL-CAP GROWTH FUND SCHEDULE OF PORTFOLIO INVESTMENTS-NOVEMBER 30, 1997-(UNAUDITED)

                                                   VALUE
COMMON STOCKS-98.5%                     SHARES    (NOTE 1)
-------------------                     ------    --------
BIO-TECHNOLOGY-2.1%
   Genzyme Corp. *                       4,800    $ 128,700
   Genzyme Corp. Tissue Repair *           144        1,098
                                                 ------------
                                                    129,798
                                                 ------------

COMMERCIAL SERVICES-1.5%
   International Telecomm Data
      Systems, Inc.*                     3,500       91,438
                                                 ------------

COMMUNICATION EQUIPMENT-4.0%
   ANADIGICS, Inc. *                     3,500      116,375
   ECI Telecommunications Ltd.           4,800      130,500
                                                 ------------
                                                    246,875
                                                 ------------

COMMUNICATION NETWORK-4.2%
   ICG Communications, Inc.*             5,000      116,250
   PairGain Technologies, Inc.*          6,000      141,750
                                                 ------------
                                                    258,000
                                                 ------------

COMPUTER-NETWORKING-2.7%
   Ascend Communications, Inc.*          3,100       77,306
   Legato Systems, Inc.*                 2,400       91,500
                                                 ------------
                                                    168,806
                                                 ------------

COMPUTER SERVICES-7.8%
   CSG Systems International, Inc.*      4,800      177,600
   ECCS, Inc.*                          11,500       89,125
   HNC Software, Inc.*                   5,200      163,800
   Rational Software Corp.*              5,400       54,675
                                                 ------------
                                                    485,200
                                                 ------------

COMPUTER SOFTWARE-13.4%
   Activision, Inc.*                    14,900      238,400
   Business Objects S.A. ADR*            4,200       45,675
   Citrix Systems, Inc. *                  400       28,650
   Dendrite International, Inc.*         7,000      133,000
   Edify Corporation*                    7,300      123,190
   Electronics Art, Inc.*                3,700      123,950
   Media 100, Inc.*                      8,000       36,500
   Sapient Corp.*                        2,000      104,000
                                                 ------------
                                                    833,365
                                                 ------------

COMPUTER PERIPHERAL
  EQUIPMENT-1.2%
   Dialogic Corp.*                       1,800       75,487
                                                 ------------

DRUGS & HEALTH CARE-7.2%
   Centocor, Inc. *                      3,200      139,200
   Dura Pharmaceuticals, Inc.*           4,600      201,825
   National Dentex Corp.*                5,000      107,500
                                                 ------------
                                                    448,525
                                                 ------------

ELECTRONIC COMPONENTS-3.4%
   AVX Corp.                             3,300       88,894
   Kemet Corp.*                          3,500       82,687
   Sawtek, Inc.*                         1,400       40,775
                                                 ------------
                                                    212,356
                                                 ------------

ENERGY-1.9%
   Cross Timber Oil Company              5,000      115,938
                                                 ------------

FIBER OPTICS-.7%
   Harmonic Lightwaves, Inc.*            3,300       42,900
                                                 ------------

MANAGED CARE-3.9%
   Concentra Managed Care, Inc.*         4,465      151,252
   Phycor, Inc.*                         3,787       93,255
                                                 ------------
                                                    244,507
                                                 ------------

OFFICE BUSINESS EQUIPMENT-3.4%
   HPR, Inc.*                            8,000      212,750
                                                 ------------

OFFSHORE DRILLING-3.3%
   Newfield Exploration Co.*             3,000       69,937
   Parker Drilling Company*             10,000      131,875
                                                 ------------
                                                    201,812
                                                 ============

           THE RESERVE PRIVATE EQUITY SERIES - SMALL-CAP GROWTH FUND
  SCHEDULE OF PORTFOLIO INVESTMENTS-NOVEMBER 30, 1997-(UNAUDITED) (CONTINUED)

                                                     VALUE
COMMON STOCKS (CONTINUED)                SHARES     (NOTE 1)
-------------------------                ------     --------
OIL WELL SERVICES-2.4%
   Dawson Production Services, Inc.*      7,000    $  147,000
                                                  -------------

OPTICAL INSTRUMENTS & LENSES-1.2%
   KLA-Tencor Corp.*                      2,000        77,500
                                                  -------------

RETAILS-13.4%
   Borders Group, Inc.*                   6,000       171,375
   Corporate Express, Inc.*              17,400       270,750
   Petsmart, Inc.*                       10,000        78,125
   Staples, Inc.*                         6,325       178,285
   Williams-Sonoma, Inc.*                 3,500       133,437
                                                  -------------
                                                      831,972
                                                  -------------

SEMICONDUCTOR & RELATED
  SERVICES-8.3%
   Applied Micro Circuits Corp.*          5,500        60,500
   ETEC Systems, Inc.*                    2,700       123,525
   Level One Communications*              4,500       187,875
   Transwitch Corp.*                     15,000       140,625
                                                  -------------
                                                      512,525
                                                  -------------

TELECOMMUNICATIONS &
  EQUIPMENT-7.4%
   Comverse Technology, Inc.*             1,500        50,531
   DSC Communications Corp.*              4,000        90,250
   MDSI Mobile Data Solutions*            3,400        53,975
   Newbridge Networks Corp.*              3,200       134,800
   P-COM, Inc.*                           7,400       130,425
                                                  -------------
                                                      459,981
                                                  -------------

MISCELLANEOUS-5.1%
   Central Garden & Pet Corp.*            4,500       127,687
   On Assignment, Inc.*                   8,000       186,000
                                                  -------------
                                                      313,687
                                                  -------------

TOTAL INVESTMENTS
  (Cost $4,957,266)                      98.5%      6,110,422

OTHER ASSETS, LESS LIABILITIES            1.5%         91,499
                                        ------    -------------

NET ASSETS                              100.0%     $6,201,921
                                        ======    =============





Value of investments are shown as a percentage of net assets.
*Non-Income producing security.
For Federal income tax purposes the tax basis of investments owned at November 30, 1997, was $4,957,266; the aggregate gross unrealized appreciation was $1,585,946 and the aggregate unrealized gross unrealized depreciation was $432,790.


                       SEE NOTES TO FINANCIAL STATEMENTS.

           THE RESERVE PRIVATE EQUITY SERIES - SMALL-CAP GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
NOVEMBER 30, 1997
ASSETS:
  Investments in securities, at value
     (cost $4,957,266)                               $6,110,422
  Receivable for securities sold                        242,929
  Dividend and interest receivable                          253
                                                     ----------
     Total Assets                                     6,353,604
                                                     ----------

LIABILITIES:
  Cash overdraft                                         45,549
  Payable for securities purchased                       92,526
  Payable for Fund share repurchased                      5,055
  Other payables and accrued expenses                     8,553
                                                     ----------
     Total Liabilities                                  151,683
                                                     ----------

NET ASSETS (NOTES 1 & 4):
  Net assets consisting of 370,835
   shares outstanding ($.001 par value)              $6,201,921
                                                     ==========

Net asset value per share (offering and
  redemption price per share)                            $16.72
                                                     ==========

COMPOSITION OF NET ASSETS:
  Capital Stock                                             371
  Paid in surplus                                     5,337,238
  Accumulated net realized gain on investments         (235,382)
  Accumulated net investment loss                       (53,462)
  Net unrealized appreciation on investments          1,153,156
                                                     ----------
NET ASSETS                                           $6,201,921
                                                     ----------

STATEMENT OF OPERATIONS (UNAUDITED)
FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997
INVESTMENT INCOME:
  Dividends                                          $    1,758
  Interest                                                2,281
                                                     ----------
     Total Investment Income                              4,039
                                                     ----------

EXPENSES:
  Comprehensive fee (Note 3)                             48,767
  Distribution fee (Note 3)                               8,734
                                                     ----------
                                                         57,501
                                                     ----------
  Net Investment Loss                                   (53,462)
                                                     ----------

REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS (NOTE 2):
  Net realized gain on investments                      352,216
  Net change in unrealized
     appreciation on investments                        176,870
                                                     ----------
  Net realized and unrealized gain
     on investments                                     529,086
                                                     ----------

   Net Increase in Net Assets
    Resulting from Operations                        $  475,624
                                                     ==========


                       STATEMENT OF CHANGES IN NET ASSETS
            FOR THE SIX MONTHS ENDED NOVEMBER 30, 1997 (UNAUDITED)
                       AND THE YEAR ENDED MAY 31, 1997

                                                                              November 30,             May 31,
                                                                                  1997                  1997
                                                                                  ----                  ----
INCREASE (DECREASE) IN NET ASSETS FROM:
  INVESTMENT OPERATIONS:
    Net investment loss                                                        $  (53,462)           $ (112,165)
    Net realized gain (loss) from investment transactions                         352,216              (577,118)
    Net change in unrealized appreciation (depreciation)
        on investments                                                            176,870              (847,249)
                                                                               ----------            ----------
    Net increase (decrease) in net assets resulting from operations               475,624            (1,536,532)
                                                                               ----------            ----------

FROM CAPITAL SHARE TRANSACTIONS (NOTE 4):
    Net proceeds from sale of shares                                              299,813             2,187,444
    Cost of shares redeemed                                                      (583,222)           (1,540,646)
                                                                               ----------            ----------
    Net increase (decreases) in net assets resulting from
       capital share transactions                                                (283,409)              646,798
                                                                               ----------            ----------
    Net increase (decrease) in net assets                                         192,215              (889,734)

NET ASSETS:
    Beginning of period                                                         6,009,706             6,899,440
                                                                               ----------            ----------
    End of period                                                              $6,201,921            $6,009,706
                                                                               ==========            ==========



                      SEE NOTES TO FINANCIAL STATEMENTS.

                       THE RESERVE PRIVATE EQUITY SERIES
                  NOTES TO FINANCIAL STATEMENTS - (UNAUDITED)
                               NOVEMBER 30, 1997




1.   SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The Reserve Private Equity Series (the "Trust") was formed as a business trust under the laws of the state of Delaware. Currently, the trust is comprised of seven regulated investment companies (commonly called mutual funds): Reserve Blue Chip Growth Fund, Reserve Convertible Securities Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, Reserve Mid-Cap Growth Fund, and Reserve Small-Cap Growth Fund (formerly Reserve Emerging Growth Fund) (collectively the "Funds"). The Trust has the right, at its discretion, to add other funds if the situation warranted.

     The Trust is registered under the Investment Company Act of 1940, as a non-diversified open-end investment company. Each fund in the Trust has an unlimited number of shares of beneficial interest of $.001 par value.

     On September 11, 1997, the Board of Trustees (the "Trustees") of the Trust agreed to eliminate the Funds' front-end sales charge, which at the time was 4.50%, applicable to purchases by Class A shareholders. With the elimination of the front-end sales charge, the Trustees agreed to merge the Class D shares into the Class A shares of the Trust. The elimination of the sales charge and the merger went into effect on October 1, 1997. Additionally, the Trustees agreed to change the name of Reserve Emerging Growth Fund to Small-Cap Growth Fund.

     The accounting policies summarized below are consistently followed in preparation of the financial statements in conformity with generally accepted accounting principles.

     SECURITY VALUATION

     Portfolio securities are stated at value. Securities listed or traded on an exchange are valued at the last sale price on the exchange in which the security is principally traded or, lacking any sales, at the mean between the closing bid and asked price. Securities traded in the over-the-counter market are valued at the mean between the quoted bid and asked price. Where market quotations are not readily available, the securities are valued at their fair value as determined in good faith by or under direction of the Trustees.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME

     Securities transactions are recorded on a trade date basis. Dividend income and distributions to shareholders are recorded on the ex-dividend dates. Interest income is accrued daily. Realized gains and losses from securities transactions recorded on the identified cost basis for both financial statement and federal income tax purposes.

     Income and net realized capital gain distributions are determined in accordance with federal income tax regulations that may differ from generally accepted accounting principles. Income dividends, if any, are distributed on a calendar quarterly. Distributions from net realized capital gains are distributed annually in December, based on an October 31, year end. These differences are primarily due to differing treatments for net operating losses and the recognition of net realized gains and losses. Accordingly, the effect of differing financial reporting and federal income tax treatments have been reclassified among the components of net assets at May 31, 1997, the Trust's fiscal year end, as follows:

                       THE RESERVE PRIVATE EQUITY SERIES
           NOTES TO FINANCIAL STATEMENTS - (UNAUDITED) - (CONTINUED)
                               NOVEMBER 30, 1997




                                                                               Increase (Decrease)
                                                                  -----------------------------------------------
                                                                                   Undistributed
                                                                                        Net           Accumulated
                                                                                     Investment        Realized
                  Reserve Fund                                      Capital            Income            Gain
                  ------------                                      -------            ------            ----
                  Blue Chip Growth Fund                           $(112,615)          $60,000           $52,615
                  Informed Investors Growth Fund                    (31,610)           31,610              --
                  International Equity Fund                         (68,848)           68,848              --
                  Large-Cap Value Fund                               (7,402)            7,402              --
                  Mid-Cap Growth Fund                               (57,359)           57,359              --
                  Small-Cap Growth Fund                            (112,165)          112,165              --


     These reclassifications had no effect on net investment income, net realized gain on investments, or net assets.

     FOREIGN CURRENCY TRANSLATION

     With respect to the Reserve International Equity Fund, assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates on the valuation date. Purchases and sales of securities, expense payments and income receipts are translated into U.S. dollars using the exchange rate on the transaction date. The Fund does not segregate that portion of the results of operations resulting from changes in foreign exchange rates from the portion resulting from changes in market prices of securities held; both are included in net realized and unrealized gains or losses on investments and foreign currency transactions.

     FEDERAL INCOME TAXES

     It is the Trust's policy for each Fund to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including net realized capital gains, if any, to its shareholders. Accordingly, no federal income tax provision is required.

     At May 31, 1997, the Trust's fiscal year end, the following Funds had capital loss carryforwards for federal income tax purposes, which are available to offset future net realized capital gains, if any:

                                                                                      Capital loss    Expiration
                                                                                      carryforward        year
                                                                                      ------------        ----
                   Reserve International Equity Fund                                    $71,968           2004
                   Reserve International Equity Fund                                    178,347           2005
                   Reserve Small-Cap Growth Fund                                        161,015           2005

                       THE RESERVE PRIVATE EQUITY SERIES
           NOTES TO FINANCIAL STATEMENTS - (UNAUDITED) - (CONTINUED)
                               NOVEMBER 30, 1997




2.   INVESTMENT ACTIVITY

     The aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) for the six months ended November 30, 1997, were as follows:

                                                              Aggregate               Aggregate
                       Reserve Fund                           Purchases                 Sales
                       ------------                           ---------                 -----
                       Blue Chip Growth Fund                 $ 3,438,641             $ 3,250,103
                       Convertible Securities Fund            14,349,881              13,824,712
                       Informed Investors Growth Fund          7,745,505              10,466,375
                       International Equity Fund               3,942,178               3,177,722
                       Large-Cap Value Fund                      968,184                 600,118
                       Mid-Cap Growth Fund                     2,441,701               1,849,935
                       Small-Cap Growth Fund                   1,891,635               1,996,654

3.   ADVISORY FEES AND OTHER TRANSACTIONS WITH AFFILIATES

     Reserve Management Company, Inc. (RMCI), serves as the Trust's investment adviser subject to the direction of the Trustees. Under the investment advisory agreement, RMCI is responsible for the day-to-day operations, including monitoring investment programs, portfolio valuation, compliance, administration, or any other functions as required by the Trust. RMCI pays substantially all of the operating expenses of the Trust, exclusive of interest, taxes, brokerage, distribution fees, and any extraordinary fees. For its services as investment adviser, RMCI receives an annual fee at a rate of 1.50% of each Fund's average daily net assets, except Reserve International Equity Fund, which pays an annual fee at a rate of 1.75% of its average daily net assets. The fees are payable monthly.

     RMCI has agreed to continue to voluntarily limit the amount charged Reserve Convertible Securities Fund to an annual rate of .75% of the Fund's average daily net assets. For the six months ended November 30, 1997, the fees charged the Fund were reduced by $83,074.

     RMCI has entered into an Investment Sub-Advisory Agreement with investment managers to serve as the Funds' sub-advisors (the "Sub-Advisors"). Under the general supervision of RMCI, the Sub-Advisors are responsible for the day-to-day investment decisions. The fees paid to the Sub-Advisors are paid by RMCI as follows:


          RESERVE FUND                           SUB-ADVISOR                                       FEE
          ------------                           -----------                                       ---
          Blue Chip Growth Fund                  Trainer, Wortham & Company, Inc.                  .750%
          Convertible Securities Fund            New Vernon Advisors, Inc.                         .750%
          Informed Investors Growth Fund         T. H. Fitzgerald & Company                        .750%
          International Equity Fund              Pinnacle Associates Limited                       .875%
          Large-Cap Value Fund                   Siphron Capital Management                        .750%
          Mid-Cap Growth Fund                    Southern Capital Advisors                         .750%
          Small-Cap Growth Fund                  Roanoke Asset Management Corp.                    .750%

                       THE RESERVE PRIVATE EQUITY SERIES
           NOTES TO FINANCIAL STATEMENTS - (UNAUDITED) - (CONTINUED)
                               NOVEMBER 30, 1997


      RMCI has entered into a Distribution Plan with Resrv Partners, Inc. ("RPI") a wholly-owned subsidiary of RMCI. As distributor for the Funds, RPI is responsible for accepting Fund share purchases and redemptions on behalf of the Funds, providing, at its own expense, financial consultants, and compensating broker-dealers who supply distribution assistance to RPI. The distributor also is responsible for the marketing efforts of the Funds. For its services as distributor, RPI receives an annual fee of .25 of 1% of each Fund's average daily net assets. Prior to October 1, 1997, RPI received an annual fee of .25 of 1% for Class A shares, and an annual fee of 1% for Class D shares. For the six months ended November 30, 1997, the Funds paid or accrued the following distribution fees:


             RESERVE FUND                                                             DISTRIBUTION FEE
             ------------                                                             ----------------
             Blue Chip Growth Fund                                                          $ 7,623
             Convertible Securities Fund                                                          0
             Informed Investors Growth Fund                                                   7,748
             International Equity Fund                                                       14,800
             Large-Cap Value Fund                                                             4,792
             Mid-Cap Growth Fund                                                             11,240
             Small-Cap Growth Fund                                                            8,734


     RPI has voluntarily agreed to waive the distribution fees charged Reserve Convertible Securities Fund. For the six months ended November 30, 1997, the fees waived amounted to $27,537.

     TRANSACTIONS WITH AFFILIATES:

     As of November 30, 1997, Trainer, Wortham & Company, Inc. owns 22.7% of Reserve Blue Chip Growth Fund.

     As of November 30, 1997, RMCI and affiliated persons owned 13.5%, 5.5%, 10.6%, 21.3%, 22.3%, and 13.7% of Reserve Blue Chip Growth Fund, Reserve Informed Investors Growth Fund, Reserve International Equity Fund, Reserve Large-Cap Value Fund, Reserve Mid-Cap Growth Fund, and Reserve Small-Cap Growth Fund, respectively. Taconic Petroleum Corp. owns 19.1% of Reserve Large-Cap Value Fund. Christopher E. Vroom owns 7.2% of the Reserve Small-Cap Growth Fund.

4.   CAPITAL SHARE TRANSACTIONS

     Transactions in capital stock of each Fund for the six months ended November 30, 1997, were as follows:

                                         RESERVE BLUE CHIP                       RESERVE CONVERTIBLE
                                            GROWTH FUND                            SECURITIES FUND
                                     ----------------------------             ---------------------------
                                      Shares             Amount                Shares            Amount
                                     --------           ---------             --------          ---------
     Sold                             30,021            $517,229               26,930           $317,695
     Reinvested                           --                  --               25,795            300,414
     Redeemed                        (16,927)           (290,892)             (15,065)          (175,873)
                                     --------           ---------             --------          ---------
     Net increase                     13,094            $226,337               37,660            442,236
                                     ========           =========             ========          =========

                       THE RESERVE PRIVATE EQUITY SERIES
           NOTES TO FINANCIAL STATEMENTS - (UNAUDITED) - (CONTINUED)
                               NOVEMBER 30, 1997





                                                       RESERVE INFORMED INVESTORS
                                                               GROWTH FUND
                                                      ----------------------------
                                                        Shares           Amount
                                                      ----------      ------------
Sold                                                    17,002          $232,667
Redeemed                                               (32,026)         (418,827)
                                                      ----------      ------------
Net decrease                                           (15,024)        $(186,160)
                                                      ==========      ============

                                      RESERVE INTERNATIONAL                    RESERVE LARGE-CAP
                                           EQUITY FUND                            VALUE FUND
                                    Shares          Amount                  Shares              Amount
                                  ----------     ------------             ----------         ------------
Sold                                92,418        $1,122,613                60,440             $947,939
Redeemed                           (77,981)         (925,429)              (10,924)            (172,217)
                                  ----------     ------------             ----------         ------------
Net increase                        14,437        $  197,184                49,516             $775,722
                                  ==========     ============             ==========         ============

                                       RESERVE MID-CAP                         RESERVE SMALL-CAP
                                         GROWTH FUND                              GROWTH FUND
                                    Shares          Amount                  Shares              Amount
                                  ----------     ------------             ----------         ------------
Sold                                72,756        $1,024,405                17,344             $299,813
Redeemed                           (42,070)         (581,441)              (33,912)            (583,222)
                                  ----------     ------------             ----------         ------------
Net increase (decrease)             30,686          $442,964               (16,568)           $(283,409)
                                  ==========     ============             ==========         ============

Transactions in capital stock of each Fund for the period ended May 31, 1997, were as follows:

                                      RESERVE BLUE CHIP                        RESERVE CONVERTIBLE
                                         GROWTH FUND                             SECURITIES FUND
                                                                                September 3, 1996
                                         Year Ended                      (commencement of operations) to
                                        May 31, 1997                              May 31, 1997
                                  ---------------------------          ----------------------------------
                                    Shares        Amount                  Shares               Amount
                                  ----------     ------------          -------------      ---------------
Sold                                80,188        $1,176,349             2,029,299          $20,601,861
Reinvested                           4,959            68,323                19,562              201,224
Redeemed                           (78,019)       (1,148,732)             (191,717)          (1,991,612)
                                  ----------     ------------          -------------      ---------------
Net increase                         7,128           $95,940             1,857,144          $18,811,473
                                  ==========     ============          =============      ===============

                       THE RESERVE PRIVATE EQUITY SERIES
           NOTES TO FINANCIAL STATEMENTS - (UNAUDITED) - (CONTINUED)
                               NOVEMBER 30, 1997


                                                     RESERVE INFORMED INVESTORS
                                                            GROWTH FUND
                                                             Year Ended
                                                            May 31, 1997
                                                 -----------------------------------
                                                    Shares                Amount
                                                 ------------         --------------
Sold                                               116,945             $ 1,400,871
Reinvested                                          37,456                 395,531
Redeemed                                          (122,289)             (1,435,172)
                                                 ------------         --------------
Net increase                                        32,112             $   361,230
                                                 ============         ==============

                                                RESERVE INTERNATIONAL                    RESERVE LARGE-CAP
                                                     EQUITY FUND                             VALUE FUND
                                                     Year Ended                              Year Ended
                                                    May 31, 1997                            May 31, 1997
                                         ------------------------------           -------------------------------
                                           Shares             Amount                Shares              Amount
                                         ----------        ------------           ----------         ------------
Sold                                       692,225          $8,057,063             113,598            $1,345,107
Redeemed                                   (47,603)           (558,291)            (13,179)             (167,017)
                                         ----------        ------------           ----------         ------------
Net increase                               644,622          $7,498,772             100,419            $1,178,090
                                         ==========        ============           ==========         ============

                                           RESERVE MID-CAP GROWTH FUND             RESERVE SMALL-CAP GROWTH FUND
                                                  Year Ended                                 Year Ended
                                                 May 31, 1997                               May 31, 1997
                                         ------------------------------           -------------------------------
                                           Shares             Amount                Shares              Amount
                                         ----------        ------------           ----------         ------------
Sold                                       256,576          $3,118,364             128,051           $ 2,187,444
Redeemed                                  (159,073)         (1,928,613)            (93,339)           (1,540,646)
                                         ----------        ------------           ----------         ------------
Net increase                                97,503          $1,189,751              34,712           $   646,798
                                         ==========        ============           ==========         ============

5.   MANAGEMENT'S USE OF ESTIMATES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

                       THE RESERVE PRIVATE EQUITY SERIES
           NOTES TO FINANCIAL STATEMENTS - (UNAUDITED) - (CONTINUED)
                               NOVEMBER 30, 1997


6.  FINANCIAL HIGHLIGHTS (FOR EACH SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                                                RESERVE BLUE CHIP GROWTH FUND

                                                                                             October 28, 1994
                                                                                             (commencement of
                                         Six Months Ended     Year Ended      Year Ended      operations) to
                                         November 30, 1997   May 31, 1997    May 31, 1996      May 31, 1995
                                         --------------------------------------------------------------------
NET ASSET VALUE, beginning of period     $     15.46         $    14.91      $   12.03       $    10.00
                                         -------------       ------------    -----------     ------------
Income from investment operations
  Net investment loss (income)                  (.07)             (0.17)          (.10)            (.03)
  Net realized and unrealized gain              1.73               0.91           3.62             2.06
                                         -------------       ------------    -----------     ------------
Total from investment operations                1.66               0.74           3.52             2.03
Less distribution from net realized
income and gain                                   --               (.19)          (.64)              --
                                         -------------       ------------    -----------     ------------
NET ASSET VALUE, end of period           $     17.12         $    15.46      $   14.91       $    12.03
                                         =============       ============    ===========     ============
Total Return                                   10.74%(2)           5.12%         30.10%           20.30%(2)
RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets in thousands, end of period   $     6,285         $    5,428      $   5,130       $    1,993
Ratio of expenses to average net assets
  before waiver                                 1.75%(1)           1.75%          1.75%            1.75%(1)
Ratio of expenses to average net assets,
  net of waiver                                 1.75%(1)           1.75%          1.75%            1.73%(1)
Ratio of net investment loss (income) to
  average net assets, before waiver             (.91)%(1)         (1.13)%         (.94)%           (.72)%(1)
Ratio of net investment loss  (income)
  to average net assets, net of waiver          (.91)%(1)         (1.13)%         (.94)%           (.70)%(1)
Portfolio turnover rate                           58%               109%            72%              68%
Average commission per share on
  portfolio transactions                 $       .05         $      .04      $     .06              N/A

RESERVE CONVERTIBLE SECURITIES FUND
-----------------------------------
                                                                   September 3, 1996
                                                                    (commencement of
                                                Six Months Ended     operations) to
                                               November 30, 1997      May 31, 1997
                                               -------------------------------------
NET ASSET VALUE, beginning of period           $     11.08            $   10.00
                                               -------------          -----------
Income from investment operations
  Net investment loss (income)                         .29                 0.34
  Net realized and unrealized gain                     .53                 0.99
                                               -------------          -----------
Total from investment operations                       .82                 1.33
Less distribution from net realized
income and gain                                       (.29)               (.25)
                                               -------------          -----------
NET ASSET VALUE, end of period                 $     11.61            $   11.08
                                               =============          ===========
Total Return                                          7.31%(2)            13.53%(2)
RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets in thousands, end of period         $    22,003            $  20,553
Ratio of expenses to average net assets
  before waiver                                       1.75%(1)             2.36%(1)
Ratio of expenses to average net assets,
  net of waiver                                        .75%(1)              .52%(1)
Ratio of net investment loss (income) to
  average net assets, before waiver                   5.78%(1)             3.67%(1)
Ratio of net investment loss  (income)
  to average net assets, net of waiver                6.07%(1)             5.52%(1)
Portfolio turnover rate                                 64%                 113%
Average commission per share on
  portfolio transactions                       $       .07            $     .06

RESERVE INFORMED INVESTORS GROWTH FUND
--------------------------------------
                                                                                                          November 14, 1994
                                                                                                           (commencement of
                                                Six Months Ended         Year Ended         Year Ended      operations) to
                                               November 30, 1997        May 31, 1997       May 31, 1996      May 31, 1995
                                               ----------------------------------------------------------------------------
NET ASSET VALUE, beginning of period           $    11.48               $     14.36        $   11.99        $    10.00
                                               ------------             -------------      -----------      ------------
Income from investment operations
   Net investment loss                               (.08)                    (0.07)            (.33)             (.07)
   Net realized and unrealized gain (loss)           1.61                     (1.66)            3.87              2.06
                                               ------------             -------------      -----------      ------------
Total from investment operations                     1.53                     (1.73)            3.54              1.99
Less distribution from net realized gain               --                     (1.15)           (1.17)               --
                                               ------------             -------------      -----------      ------------
NET ASSET VALUE, end of period                 $    13.01               $     11.48        $   14.36        $    11.99
                                               ============             =============      ===========      ============
Total Return                                        13.32(2)                 (11.35)%          29.75%            19.90%(2)
RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets in thousands, end of period         $    6,025               $     5,477        $   6,393        $    6,837
Ratio of expenses to average net assets              1.75%(1)                  1.75%            1.75%             1.75%(1)
Ratio of net investment loss to
   average net assets                               (1.13)%(1)                 (.57)%          (1.57)%           (1.62)%(1)
Portfolio turnover rate                               142%                      255%             132%               59%
Average commission per share on
   portfolio transactions                      $      .06               $      0.06        $    0.05               N/A
--------------------------------------------------------------------------------------------------------------------------

(1)  Annualized
(2) Total return is not annualized, and does not reflect impact of sales load in effect during the period from inception to October 1, 1997.

                       THE RESERVE PRIVATE EQUITY SERIES
           NOTES TO FINANCIAL STATEMENTS - (UNAUDITED) - (CONTINUED)
                               NOVEMBER 30, 1997




RESERVE INTERNATIONAL EQUITY FUND
---------------------------------

                                                                                            July 13, 1995
                                                                                           (commencement of
                                                    Six Months Ended      Year Ended        operations) to
                                                   November 30, 1997     May 31, 1997        May 31, 1996
                                                   --------------------------------------------------------
NET ASSET VALUE, beginning of period               $   12.59             $    11.26          $   10.00
                                                   -----------           ------------        -----------
Income from investment operations
    Net investment loss                                 (.04)                 (0.07)              (.05)
    Net realized and unrealized gain (loss)            (1.69)                  1.40               1.31
                                                   -----------           ------------        -----------
Total from investment operations                       (1.73)                  1.33               1.26
                                                   -----------           ------------        -----------
NET ASSET VALUE, end of period                     $   10.86             $    12.59          $   11.26
                                                   ===========           ============        ===========
Total Return                                          (13.74)%(2)             11.81%             12.60%(2)


RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets in thousands, end of period             $  10,620             $   12,099          $   3,578
Ratio of expenses to average net assets
    before waiver                                       2.00%(1)               2.00%              2.00%(1)
Ratio of expenses to average net assets,
    net of waiver                                       2.00%(1)               2.00%              1.99%(1)
Ratio of net investment loss to average
    net assets before waiver                            (.68)%(1)              (.82)%             (.92)%(1)
Ratio of net investment loss to average
    net assets net of waiver                            (.68)%(1)              (.82)%             (.91)%(1)
Portfolio turnover rate                                   28%                    52%                70%
Average commission per share on
    portfolio transactions                         $     .03             $      .03          $     .02

RESERVE LARGE-CAP VALUE FUND
----------------------------

                                                                                           January 2, 1996
                                                                                           (commencement of
                                                    Six Months Ended      Year Ended        Operations) to
                                                   November 30, 1997     May 31, 1997        May 31, 1996
                                                   --------------------------------------------------------
NET ASSET VALUE, beginning of period               $   14.61             $    10.95          $   10.00
                                                   -----------           ------------        -----------
Income from investment operations
    Net investment loss                                 (.02)                 (0.03)             (0.01)
    Net realized and unrealized gain                    1.67                   3.69               0.96
                                                   -----------           ------------        -----------
Total from investment operations                        1.65                   3.66               0.95
                                                   -----------           ------------        -----------
NET ASSET VALUE, end of period                     $   16.26             $    14.61          $   10.95
                                                   ===========           ============        ===========
Total Return                                           11.29%(2)              33.42%              9.50%(2)

RATIOS/SUPPLEMENTAL DATA
------------------------
Net assets in thousands, end of period             $   4,266             $    3,054          $   1,231
Ratio of expenses to average net assets                 1.75%(1)               1.75%              1.75%(1)
Ratio of net investment loss to average
    net assets                                          (.28)%(1)              (.32)%             (.32)%(1)
Portfolio turnover rate                                   18%                    18%                 0%
Average commission per share on
    portfolio transactions                         $     .07             $      .07          $     .08
----------------------------------------------------------------------------------------------------------

(1)  Annualized
(2) Total return is not annualized, and does not reflect impact of sales load in effect during the period from inception to October 1, 1997.

                       THE RESERVE PRIVATE EQUITY SERIES
           NOTES TO FINANCIAL STATEMENTS - (UNAUDITED) - (CONTINUED)
                               NOVEMBER 30, 1997




RESERVE MID-CAP GROWTH FUND

                                                                                                March 13, 1996
                                                                                               (commencement of
                                                          Six Months Ended       Year Ended     operations) to
                                                          November 30, 1997     May 31, 1997     May 31, 1996
                                                          -----------------------------------------------------
NET ASSET VALUE, beginning of period                      $     13.20           $     12.29      $   10.94
                                                          -------------         -------------    -----------
Income from investment operations
   Net investment loss                                           (.09)                (0.11)          (.01)
   Net realized and unrealized gain                               .87                  1.02           1.36
                                                          -------------         -------------    -----------
Total from investment operations                                  .78                  0.91           1.35
                                                          -------------         -------------    -----------
NET ASSET VALUE, end of period                            $     13.98           $     13.20      $   12.29
                                                          =============         =============    ===========
Total Return                                                     5.90%(2)              7.40%         12.34%(2)
RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period                    $     4,686           $     2,174      $     131
Ratio of expenses to average net assets                          1.75%(1)              1.75%          1.74%(1)
Ratio of net investment loss to average net assets              (1.29)%(1)            (1.31)%         (.97)%(1)
Portfolio turnover rate                                            43%                  102%            85%
Average commission per share on
   portfolio transactions                                 $       .05           $       .05      $     .04


RESERVE SMALL-CAP GROWTH FUND                                                                                   November 14, 1994
                                                                                                                 (commencement of
                                                           Six Months Ended      Year Ended       Year Ended      operations) to
                                                          November 30, 1997     May 31, 1997     May 31, 1996      May 31, 1995
                                                          -----------------------------------------------------------------------
NET ASSET VALUE, beginning of period                      $    15.52            $     19.56      $   12.21         $    10.00
                                                          ------------          -------------    -----------       ------------
Income from investment operations
   Net investment loss                                          (.16)                 (0.28)          (.17)              (.09)
   Net realized and unrealized gain (loss)                      1.36                  (3.76)          8.05               2.30
                                                          ------------          -------------    -----------       ------------
Total from investment operations                                1.20                  (4.04)          7.88               2.21
Less distribution from net realized gain                          --                     --           (.53)                --
                                                          ------------          -------------    -----------       ------------
NET ASSET VALUE, end of period                            $    16.72            $     15.52      $   19.56         $    12.21
                                                          ============          =============    ===========       ============
Total Return                                                    7.73%(2)             (20.65)%        65.55%             22.10%(2)

RATIOS/SUPPLEMENTAL DATA
Net assets in thousands, end of period                    $    6,202            $     5,789      $   6,657         $    1,241
Ratio of expenses to average net assets                         1.75%(1)               1.75%          1.75%              1.75%(1)
Ratio of net investment loss to
   average net assets                                          (1.64)%(1)             (1.69)%        (1.70)%            (1.62)%(1)
Portfolio turnover rate                                           30%                    28%            38%                43%
Average commission per share on
   portfolio transactions                                 $      .01            $       .01      $     .01                N/A
---------------------------------------------------------------------------------------------------------------------------------

(1)  Annualized
(2) Total return is not annualized, and does not reflect impact of sales load in effect during the period from inception to October 1, 1997.